Schedule of Prepayments and Other Current Assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Schedule Of Prepayments And Other Current Assets
Other deposits	$ 80,941	$ 109,380	$ 61,814
Prepayments	598,254	808,451	29,671
Prepayment and other current assets	$ 679,195	$ 917,831	$ 91,485